Trading assets - Summary of trading assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 2,865,200	$ 2,855,948
Trading assets
Disclosure of financial assets [line items]
Financial assets	218,093	248,842
Trading securities
Disclosure of financial assets [line items]
Financial assets	130,069	139,228
Trading securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	189,049	222,668
Treasury and other eligible bills | Trading assets
Disclosure of financial assets [line items]
Financial assets	22,897	23,110
Debt securities
Disclosure of financial assets [line items]
Financial assets	168,746	97,302
Debt securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	78,126	89,944
Equity securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	88,026	109,614
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	104,882	83,136
Loans and advances to banks | Trading assets
Disclosure of financial assets [line items]
Financial assets	8,769	7,767
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	924,854	1,045,814
Loans and advances to customers | Trading assets
Disclosure of financial assets [line items]
Financial assets	$ 20,275	$ 18,407